Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes
Schedule of components of income before income taxes

	Year Ended December 31,
	2013	2012	2011
	(In thousands, except percentage)
Income (loss) before income tax expenses	$58,432	$34,585	$(297,417)
Income (loss) from non-China operations	$(18,430)	$19,590	$(362,692)
Income from China operations	$76,862	$14,995	$65,275
Income tax expenses applicable to China operations	$14,602	$2,730	$5,001
Effective tax rate for China operations	19%	18%	8%

Schedule of current and deferred portion of income tax expenses

	Year Ended December 31,
	2013	2012	2011
	(In thousands)
Current tax provision	$12,820	$6,245	$5,930
Deferred tax (benefits) provision	1,782	(3,515)	(929)
Income tax expenses	$14,602	$2,730	$5,001

Schedule of reconciliation between the statutory EIT rate and the effective tax rate

	Year Ended December 31,
	2013	2012	2011
Statutory EIT rate	25%	25%	25%
Effect on tax holiday and preferential tax rate	(10)%	(12)%	(18)%
Permanent differences	(1)%	4%	1%
Change in valuation allowance	5%	1%	—
Effective tax rate for China operations	19%	18%	8%

Schedule of effect of tax holiday related to China operations

	Year Ended December 31,
	2013	2012	2011
	(In thousands, except per share amount)
Tax holiday effect	$7,583	$1,713	$10,306
Basic net income (loss) per share effect	$0.11	$0.03	$0.16
Diluted net income (loss) per share effect	$0.11	$0.03	$0.16

U.S.
Income Taxes
Schedule of significant components of deferred tax assets and liabilities

	As of December 31,
	2013	2012
	(In thousands)
Deferred tax assets:
Net operating loss carry-forwards	$30,826	$30,884
Other tax credits, allowances for doubtful accounts, accruals and other liabilities	453	488
Total deferred tax assets	31,279	31,372
Less: valuation allowance	(31,279)	(31,372)
Deferred tax assets	$—	$—

Hong Kong
Income Taxes
Schedule of significant components of deferred tax assets and liabilities
	December 31,
	2013	2012
	(In thousands)
Deferred tax assets:
Net operating loss carry-forwards	$2,787	$2,978
Less: valuation allowance	(2,787)	(2,978)
Deferred tax assets	$—	$—

China
Income Taxes
Schedule of significant components of deferred tax assets and liabilities

	December 31,
	2013	2012
	(In thousands)
Deferred tax assets:
Allowances for doubtful accounts, accruals and other liabilities	$16,523	$12,977
Net operating loss carry forwards	3,082	3,187
Depreciation	139	467
Total deferred tax assets	19,744	16,631
Less: valuation allowance	(15,190)	(10,810)
Net deferred tax assets	$4,554	$5,821
Including – Current deferred tax assets	3,480	4,161
– Non-current deferred tax assets	1,074	1,660

Deferred tax liabilities:
Depreciation	$(469)	$(389)
Others	(621)	(199)
Total deferred tax liabilities	$(1,090)	$(588)
Including – Current deferred tax liabilities	(621)	(199)
- Non-current deferred tax liabilities	(469)	(389)